RECIPROCAL SHAREHOLDING	6 Months Ended
Jun. 30, 2013
RECIPROCAL SHAREHOLDING
RECIPROCAL SHAREHOLDING

10.       RECIPROCAL SHAREHOLDING

At December 31, 2012, Noverco owned an approximate 6.0% reciprocal shareholding in the common shares of the Company. On May 28, 2013, Noverco sold 15 million Enbridge common shares through a secondary offering, thereby reducing the Company’s reciprocal shareholding to approximately 3.9% and resulting in an increase in equity. Enbridge’s share of the net after-tax proceeds of approximately $248 million was received as dividends from Noverco on June 4, 2013.